Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Summary of Components of Company's Loss Before Income Taxes
The components of the Company’s loss before income taxes are as follows:

	Years Ended December 31,
	2021	2020
United States	$(67,883,898)	$(21,671,394)
Foreign	—	—

Total	$(67,883,898)	$(21,671,394)

Summary of Reconciliation of Federal Statutory Income Tax Provision
The reconciliation of the Federal statutory income tax provision to the Company’s effective income tax provision is as follows:

	Years Ended December 31,
	2021	2020
Federal statutory income tax rate	21%	21%
Federal income tax at statutory rates	$(14,255,619)	$(4,550,993)
Valuation Allowance	13,982,549	4,435,667
Other, permanent difference	273,070	115,326

Total income tax provision	$—	$—

Effective income tax rate	0%	0%

Summary of Deferred Income Tax Assets and Liabilities	The Company’s deferred income tax assets and liabilities at December 31, 2021 and 2020 were comprised of the following:

	Years Ended December 31,
	2021	2020
Deferred Tax Assets:
Allowance for doubtful accounts	$273,692	$110,381
Accruals and reserves	4,448,488	733,051
Disallowed interest carryforwards	1,332,346	—
Net operating loss and other carryforwards	24,171,779	12,418,254
Stock based compensation	505,580	377,514
Other, net	40,507	16,364
Deferred tax assets before valuation allowance	$30,772,392	$13,655,564
Valuation Allowance	(30,739,829)	(13,591,637)
Total Deferred Tax Assets, net of valuation allowance	32,563	63,927
Deferred Tax Liabilities:
Depreciation	32,563	63,927
Total Deferred Tax Liabilities	32,563	$63,927
Net Deferred Tax Assets (Liabilities)	$—	$—

Summary of Valuation Allowance	The following is a rollforward of the Company’s valuation allowances for the years ended December 31, 2021 and 2020, respectively:

Valuation allowance as of January 1, 2020	$7,831,390
Adjustments to the valuation allowance	5,760,247
Valuation allowances as of December 31, 2020	13,591,637
Adjustments to the valuation allowance	17,148,192
Valuation allowance as of December 31, 2021	$30,739,829

ECP Environmental Growth Opportunities Corp
Significant Components of the Company's Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities as of December 31, 2021 are as follows:

Deferred tax assets
Organization costs	$696,819
Net Operating Loss Carryforward	30,505

Total deferred tax asset . . . . . . . . . . . . . . . . . . . . . . . . . ..	727,325
Valuation allowance . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	(727,325)

Deferred tax asset, net of allowance	$—

Summary of Income Tax Provision (Benefit)
The income tax provision (benefit) for the year ended December 31, 2021 consists of the following:

Deferred expense (benefit)
Federal . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$(727,325)
Valuation allowance . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$727,325

Total income expense (benefit)	—

Summary of Reconciliation for the Company's Effective Tax Rate	Below is a reconciliation for the Company’s effective tax rate.

Effective Tax Rate Reconciliation	Rate

Pre-Tax Book Income	21.00%
Permanent Items
Change in FMV of warrant liabilities	(41.42)%
Non-deductible transaction costs	4.41%
Post-LOI merger costs	5.85%
Offering costs allocated to derivative liabilities	2.65%

Effective Tax Rate Reconciliation	Rate
Change in fair value of forward purchasing agreement	(4.70)%
Change in Valuation Allowance . . . . . . . . . . .	12.22%

Income Tax Expense / (Benefit) . . . . . . . . . . .	0.00%